Employee benefits	12 Months Ended
Dec. 31, 2014
Employee benefits
Employee benefits

Note 17—Employee benefits

        The Company operates defined benefit and defined contribution pension plans and termination indemnity plans, in accordance with local regulations and practices. These plans cover a large portion of the Company's employees and provide benefits to employees in the event of death, disability, retirement, or termination of employment. Certain of these plans are multi-employer plans. The Company also operates other postretirement benefit plans including postretirement health care benefits, and other employee-related benefits for active employees including long-service award plans. The measurement date used for the Company's employee benefit plans is December 31. The funding policies of the Company's plans are consistent with the local government and tax requirements and several of the plans are not required to be funded according to local government and tax requirements.

        The Company recognizes in its Consolidated Balance Sheets the funded status of its defined benefit pension plans, postretirement plans, and other employee-related benefits measured as the difference between the fair value of the plan assets and the benefit obligation.

Obligations and funded status of the plans

        The change in benefit obligation, change in fair value of plan assets, and funded status recognized in the Consolidated Balance Sheets were as follows:

	2014	2013	2014	2013
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	12,063	12,063	236	281
Service cost	243	249	1	1
Interest cost	409	373	10	9
Contributions by plan participants	81	81	—	—
Benefit payments	(632)	(612)	(14)	(15)
Benefit obligations of businesses acquired (divested)	(27)	7	—	—
Actuarial (gain) loss	1,536	(273)	14	(41)
Plan amendments and other	(64)	(50)	—	2
Exchange rate differences	(1,254)	225	(2)	(1)

Benefit obligation at December 31,	12,355	12,063	245	236

Fair value of plan assets at January 1,	10,930	10,282	—	—
Actual return on plan assets	918	621	—	—
Contributions by employer	308	403	14	15
Contributions by plan participants	81	81	—	—
Benefit payments	(632)	(612)	(14)	(15)
Plan assets of businesses acquired (divested)	(25)	—	—	—
Plan amendments and other	(68)	(57)	—	—
Exchange rate differences	(1,047)	212	—	—

Fair value of plan assets at December 31,	10,465	10,930	—	—

Funded status—underfunded	1,890	1,133	245	236

        The amounts recognized in "Accumulated other comprehensive loss" and "Noncontrolling interests" were:

	December 31,
	2014	2013	2012	2014	2013	2012
($ in millions)	Defined pension benefits			Other postretirement benefits
Net actuarial loss	(2,765)	(2,050)	(2,574)	(39)	(25)	(69)
Prior service (cost) credit	2	(21)	(32)	16	24	33

Amount recognized in OCI(1) and NCI(2)	(2,763)	(2,071)	(2,606)	(23)	(1)	(36)
Taxes associated with amount recognized in OCI(1) and NCI(2)	652	459	631	—	—	—

Amount recognized in OCI(1) and NCI(2), net of tax(3)	(2,111)	(1,612)	(1,975)	(23)	(1)	(36)

(1)	OCI represents "Accumulated other comprehensive loss".
(2)	NCI represents "Noncontrolling interests".
(3)	NCI, net of tax, amounted to $(3) million, $(3) million and $(7) million at December 31, 2014, 2013 and 2012, respectively.

        In addition, the following amounts were recognized in the Company's Consolidated Balance Sheets:

	December 31,
	2014	2013	2014	2013
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(42)	(66)	—	—
Underfunded plans—current	19	20	16	18
Underfunded plans—non-current	1,913	1,179	229	218

Funded status—underfunded	1,890	1,133	245	236

	December 31,
($ in millions)	2014	2013
Non-current assets
Overfunded pension plans	(42)	(66)
Other employee-related benefits	(28)	(27)

Prepaid pension and other employee benefits	(70)	(93)

	December 31,
($ in millions)	2014	2013
Current liabilities
Underfunded pension plans	19	20
Underfunded other postretirement benefit plans	16	18
Other employee-related benefits	40	44

Pension and other employee benefits (see Note 13)	75	82

	December 31,
($ in millions)	2014	2013
Non-current liabilities
Underfunded pension plans	1,913	1,179
Underfunded other postretirement benefit plans	229	218
Other employee-related benefits	252	242

Pension and other employee benefits	2,394	1,639

        The funded status, calculated using the projected benefit obligation (PBO) and fair value of plan assets, for pension plans with a PBO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of PBO (overfunded), respectively, was:

	December 31,
	2014			2013
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	11,576	9,644	1,932	11,054	9,855	1,199
Assets exceed PBO	779	821	(42)	1,009	1,075	(66)

Total	12,355	10,465	1,890	12,063	10,930	1,133

        The accumulated benefit obligation (ABO) for all defined benefit pension plans was $11,869 million and $11,594 million at December 31, 2014 and 2013, respectively. The funded status, calculated using the ABO and fair value of plan assets for pension plans with ABO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of ABO (overfunded), respectively, was:

	December 31,
	2014			2013
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	9,921	8,091	1,830	9,112	8,161	951
Assets exceed ABO	1,948	2,374	(426)	2,482	2,769	(287)

Total	11,869	10,465	1,404	11,594	10,930	664

        All of the Company's other postretirement benefit plans are unfunded.

Components of net periodic benefit cost

        Net periodic benefit cost consisted of the following:

	2014	2013	2012	2014	2013	2012
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	243	249	221	1	1	1
Interest cost	409	373	396	10	9	11
Expected return on plan assets	(481)	(479)	(494)	—	—	—
Amortization of prior service cost (credit)	27	34	42	(9)	(9)	(9)
Amortization of net actuarial loss	99	136	98	—	4	4
Curtailments, settlements and special termination benefits	4	1	2	—	2	—

Net periodic benefit cost	301	314	265	2	7	7

        The net actuarial loss and prior service cost for defined pension benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2015 is $132 million and $37 million, respectively.

        The net actuarial loss and prior service (credit) for other postretirement benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2015 is $2 million and $(8) million, respectively.

Assumptions

        The following weighted-average assumptions were used to determine benefit obligations:

	December 31,
	2014	2013	2014	2013
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	2.61	3.58	3.49	4.17
Rate of compensation increase	1.65	1.81	—	—
Rate of pension increase	1.04	1.14	—	—

        The discount rate assumptions are based upon AA-rated corporate bonds. In those countries with sufficient liquidity in corporate bonds, the Company used the current market long-term corporate bond rates and matched the bond duration with the average duration of the pension liabilities. In those countries where the liquidity of the AA-rated corporate bonds was deemed to be insufficient, the Company determined the discount rate by adding the credit spread derived from an AA corporate bond index in another relevant liquid market, as adjusted for interest rate differentials, to the domestic government bond curve or interest rate swap curve.

        The following weighted-average assumptions were used to determine the "Net periodic benefit cost":

	2014	2013	2012	2014	2013	2012
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	3.58	3.22	3.91	4.17	3.35	4.07
Expected long-term rate of return on plan assets	4.60	4.79	5.38	—	—	—
Rate of compensation increase	1.81	1.71	1.62	—	—	—

        The "Expected long-term rate of return on plan assets" is derived for each benefit plan by considering the expected future long-term return assumption for each individual asset class. A single long-term return assumption is then derived for each plan based upon the plan's target asset allocation.

        The Company maintains other postretirement benefit plans, which are generally contributory with participants' contributions adjusted annually. The assumptions used were:

	December 31,
	2014	2013
Health care cost trend rate assumed for next year	8.00%	8.15%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028

        A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2014:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	22	(19)

Plan assets

        The Company has pension plans in various countries with the majority of the Company's pension liabilities deriving from a limited number of these countries. The pension plans' structures reflect local regulatory environments and market practices.

        The pension plans are typically funded by regular contributions from employees and the Company. These plans are typically administered by boards of trustees (which include Company representatives) whose primary responsibilities include ensuring that the plans meet their liabilities through contributions and investment returns. The boards of trustees have the responsibility for making key investment strategy decisions within a risk-controlled framework.

        The accumulated contributions are invested in a diversified range of assets that are managed by third-party asset managers, in accordance with local statutory regulations, pension plan rules and the respective plans' investment guidelines, as approved by the boards of trustees.

        Plan assets are generally segregated from those of the Company and invested with the aim of meeting the respective plans' projected future pension liabilities. Plan assets are measured at fair value at the balance sheet date.

        The boards of trustees manage the assets of the pension plans in a risk-controlled manner and assess the risks embedded in the pension plans through asset/liability management studies. Asset/liability management studies typically take place every three years. However, the risks of the plans are monitored on an ongoing basis.

        The board of trustees' investment goal is to maximize the long-term returns of plan assets within specified risk parameters, while considering the future liabilities and liquidity needs of the individual plans. Risk measures taken into account include the funding ratio of the plan, the likelihood of extraordinary cash contributions being required, the risk embedded in each individual asset class, and the plan asset portfolio as a whole.

        The Company's global pension asset allocation is the result of the asset allocations of the individual plans, which are set by the respective boards of trustees. The target asset allocation of the Company's plans on a weighted-average basis is as follows:

Target percentage
Asset class
Equity	23
Fixed income	57
Real estate	11
Other	9

100

        The actual asset allocations of the plans are in line with the target asset allocations.

        Fixed income assets primarily include corporate bonds of companies from diverse industries and government bonds. Equity assets primarily include investments in large-cap and mid-cap listed companies. Both fixed income and equity assets are invested either via funds or directly in segregated investment mandates, and include an allocation to emerging markets. Real estate consists primarily of direct investments in real estate in Switzerland held in the Swiss plans. The "Other" asset class includes investments in private equity, hedge funds, commodities, and cash and reflects a variety of investment strategies.

        Based on the above global asset allocation and the fair values of the plan assets, the expected long-term return on assets at December 31, 2014, is 4.58 percent. The Company and the local boards of trustees regularly review the investment performance of the asset classes and individual asset managers. Due to the diversified nature of the investments, the Company is of the opinion that no significant concentration of risks exists in its pension fund assets.

        The Company does not expect any plan assets to be returned to the employer during 2015.

        At December 31, 2014 and 2013, plan assets include ABB Ltd's shares (as well as an insignificant amount of the Company's debt instruments) with a total value of $15 million and $18 million, respectively.

        The fair values of the Company's pension plan assets by asset class are presented below. For further information on the fair value hierarchy and an overview of the Company's valuation techniques applied, see the "Fair value measures" section of Note 2.

	December 31, 2014
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset class
Equity
Equity securities	433	—	—	433
Mutual funds/commingled funds	—	1,821	—	1,821
Emerging market mutual funds/commingled funds	—	487	—	487
Fixed income
Government and corporate securities	638	1,211	—	1,849
Government and corporate—mutual funds/commingled funds	—	3,521	—	3,521
Emerging market bonds—mutual funds/commingled funds	—	671	—	671
Insurance contracts	—	126	—	126
Cash and short-term investments	274	56	—	330
Private equity	—	—	136	136
Hedge funds	—	—	93	93
Real estate	—	94	842	936
Commodities	—	62	—	62

Total	1,345	8,049	1,071	10,465

	December 31, 2013
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset class
Equity
Equity securities	387	—	—	387
Mutual funds/commingled funds	—	2,287	—	2,287
Emerging market mutual funds/commingled funds	—	515	—	515
Fixed income
Government and corporate securities	586	1,011	—	1,597
Government and corporate—mutual funds/commingled funds	—	3,442	—	3,442
Emerging market bonds—mutual funds/commingled funds	—	645	—	645
Insurance contracts	—	69	—	69
Cash and short-term investments	143	505	—	648
Private equity	—	—	155	155
Hedge funds	—	—	158	158
Real estate	—	82	866	948
Commodities	—	47	32	79

Total	1,116	8,603	1,211	10,930

        The following table represents the movements of those asset categories whose fair values use significant unobservable inputs (Level 3):

($ in millions)	Private equity	Hedge funds	Real estate	Commodities	Total Level 3
Balance at January 1, 2013	164	153	830	35	1,182
Return on plan assets
Assets still held at December 31, 2013	6	28	10	(3)	41
Assets sold during the year	8	(7)	—	—	1
Purchases (sales)	(24)	(19)	4	—	(39)
Transfers into Level 3	—	—	8	—	8
Exchange rate differences	1	3	14	—	18

Balance at December 31, 2013	155	158	866	32	1,211

Return on plan assets
Assets still held at December 31, 2014	21	(3)	43	(5)	56
Assets sold during the year	3	8	—	—	11
Purchases (sales)	(39)	(59)	30	—	(68)
Transfers into Level 3	—	—	—	(27)	(27)
Exchange rate differences	(4)	(11)	(97)	—	(112)

Balance at December 31, 2014	136	93	842	—	1,071

        Real estate properties, which are primarily located in Switzerland, are valued under the income approach using the discounted cash flow method, by which the market value of a property is determined as the total of all projected future earnings discounted to the valuation date. The discount rates are determined for each property individually according to the property's location and specific use, and by considering initial yields of comparable market transactions.

        Private equity investments include investments in partnerships and related funds. Such investments consist of both publicly-traded and privately-held securities. Publicly-traded securities that are quoted in inactive markets are valued using available quotes and adjusted for liquidity restrictions. Privately-held securities are valued taking into account various factors, such as the most recent financing involving unrelated new investors, earnings multiple analyses using comparable companies and discounted cash flow analyses.

        Hedge funds are normally not exchange-traded and the shares of the funds are not redeemed daily. Depending on the fund structure, the fair values are derived through modeling techniques based on the values of the underlying assets adjusted to reflect liquidity and transferability restrictions.

Contributions

        Employer contributions were as follows:

	2014	2013	2014	2013
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	308	403	14	15
Of which, discretionary contributions to defined benefit pension plans	75	164	—	—

        In 2014, the discretionary contributions included non-cash contributions totaling $25 million of available-for-sale debt securities to certain of the Company's pension plans in the United Kingdom. In 2013, the discretionary contributions included non-cash contributions totaling $160 million of available-for-sale debt securities to certain of the Company's pension plans in Germany and the United Kingdom.

        The Company expects to contribute approximately $233 million, including $23 million of discretionary contributions, to its defined benefit pension plans in 2015. These discretionary contributions are expected to be non-cash contributions. The Company expects to contribute approximately $17 million to its other postretirement benefit plans in 2015.

        The Company also contributes to a number of defined contribution plans. The aggregate expense for these plans was $236 million, $243 million and $220 million in 2014, 2013 and 2012, respectively. Contributions to multi-employer plans were not significant in 2014, 2013 and 2012.

Estimated future benefit payments

        The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans (net of Medicare subsidies) at December 31, 2014, are as follows:

($ in millions)	Defined pension benefits	Other postretirement benefits
2015	644	17
2016	668	17
2017	633	17
2018	627	17
2019	627	17
Years 2020 - 2024	3,002	83